[AXA EQUITABLE LOGO]	DODIE KENT Vice President and Associate General Counsel (212) 314-3970 Fax: 707-1791

September 10, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account A of AXA Equitable Life Insurance Company (the “Account”) Registration Nos.:

2-30070 and 811-01705	EQUI-VEST Employer Sponsored Retirement Programs (Series 100-400)
EQUI-VEST Individual (Series 100-500)
EQUI-VEST Vantage Contract
EQUI-VEST TSA Advantage (Series 600)
2-44921 and 811-01705	EQUIPLAN
2-50547-01 and 811-01705	Old Contracts
033-47949 and 811-01705	Momentum
033-58950 and 811-01705	Momentum Plus
333-81393 and 811-01705	EQUI-VEST Express (Series 700 & 701)
333-81501 and 811-01705	EQUI-VEST Deluxe (Series 800 & 801)
333-130988 and 811-01705	EQUI-VEST Strategies (Series 900 & 901)
333-137052 and 811-01705	EQUI-VEST At Retirement
333-141082 and 811-01705	EQUI-VEST At Retirement ‘04
333-141292 and 811-01705	At Retirement
333-19925 and 811-01705	Variable Immediate Annuity (VIA)
333-146143 and 811-01705	Crossings
333-153809 and 811-01705	EQUI-VEST 201
333-186807 and 811-01705	GWBL Rollover Annuity

Commissioners:

AXA Equitable, on behalf of Registrant, has sent to contract owners the semi-annual reports, for the period ended June 30, 2013, for the following underlying mutual funds (“Funds”) in which Registrant invests:

•	AXA Premier VIP Trust underlying funds:

AXA Aggressive Allocation;

AXA Conservative Allocation;

AXA Conservative-Plus Allocation;

AXA Moderate Allocation;

AXA Moderate-Plus Allocation;

Multimanager Aggressive Equity;

Multimanager Core Bond;

Multimanager International Equity;

Multimanager Large Cap Core Equity;

Multimanager Large Cap Value;

Multimanager Mid Cap Growth;

Multimanager Mid Cap Value;

Multimanager Multi-Sector Bond;

Multimanager Small Cap Growth;

Multimanager Small Cap Value;

Multimanager Technology;

Target 2015 Allocation;

Target 2025 Allocation;

Target 2035 Allocation;

Target 2045 Allocation.

•	EQ Advisors Trust underlying funds;

All Asset Aggressive-Alt 25;

All Asset Growth-Alt 20;

All Asset Moderate Growth-Alt 15;

AXA Balanced Strategy;

AXA Conservative Growth Strategy;

AXA Conservative Strategy;

AXA Moderate Growth Strategy;

AXA Tactical Manager 400;

AXA Tactical Manager 500;

AXA Tactical Manager 2000;

AXA Tactical Manager International;

EQ/Alliance Bernstein Dynamic Wealth Strategies;

EQ/AllianceBernstein Small Cap Growth;

EQ/AXA Franklin Small Cap Value Core;

EQ/BlackRock Basic Value Equity;

EQ/Boston Advisors Equity Income;

EQ/Calvert Socially Responsible;

EQ/Capital Guardian Research;

EQ/Common Stock Index;

EQ/Core Bond Index;

EQ/Davis New York Venture;

EQ/Emerging Markets Equity PLUS.

EQ/Equity 500 Index;

EQ/Equity Growth PLUS;

EQ/Franklin Core Balanced;

EQ/Franklin Templeton Allocation;

EQ/GAMCO Mergers and Acquisitions;

EQ/GAMCO Small Company Value;

EQ/Global Bond PLUS;

EQ/Global Multi-Sector Equity;

EQ/High Yield Bond;

EQ/Intermediate Government Bond Index;

EQ/International Core PLUS;

EQ/International Equity Index;

EQ/International Value PLUS;

EQ/JPMorgan Value Opportunities;

EQ/Large Cap Core PLUS;

EQ/Large Cap Growth Index;

EQ/Large Cap Growth PLUS;

EQ/Large Cap Value Index;

EQ/Large Cap Value PLUS;

EQ/Lord Abbett Large Cap Core;

EQ/MFS International Growth;

EQ/Mid Cap Index;

EQ/Mid Cap Value PLUS;

EQ/Money Market;

EQ/Montag & Caldwell Growth;

EQ/Morgan Stanley Mid Cap Growth;

EQ/Mutual Large Cap Equity;

EQ/Oppenheimer Global;

EQ/PIMCO Global Real Return;

EQ/PIMCO Ultra Short Bond;

EQ/Quality Bond PLUS;

EQ/Small Company Index;

EQ/T. Rowe Price Growth Stock;

EQ/Templeton Global Equity;

EQ/UBS Growth and Income;

EQ/Van Kampen Comstock;

EQ/Wells Fargo Omega Growth.

•	AIM Variable Insurance Funds - Series II underlying funds:

Invesco V.I. Diversified Dividend;

Invesco V.I. Global Real Estate;

Invesco V.I. High Yield Fund;

Invesco V.I. International Growth;

Invesco V.I. Mid Cap Core Equity;

Invesco V.I. Small Cap Equity.

•	American Century Variable Portfolios, Inc. - Class II underlying funds:

American Century VP Mid Cap Value.

•	American Funds Insurance Series® - Class 4 Shares:

Bond FundSM;

•	Fidelity® Variable Insurance Products Fund - Service Class 2 underlying funds:

Fidelity® VIP Contrafund®;

Fidelity® VIP Equity Income;

Fidelity® VIP Mid Cap.

•	Franklin Templeton Variable Insurance Products Trust - Class 2 underlying funds:

Templeton Global Bond Securities.

•	Goldman Sachs Variable Insurance Trust - Variable Insurance Portfolios underlying funds:

Goldman Sachs VIT Mid Cap Value.

•	Ivy Funds Variable Insurance Portfolios underlying funds:

Ivy Funds VIP Energy;

Ivy Funds VIP High Income;

Ivy Funds VIP Mid Cap Growth;

Ivy Funds VIP Small Cap Growth.

•	Lazard Retirement Series, Inc. - Service Shares underlying funds:

Lazard Retirement Emerging Markets Equity.

•	MFS® Variable Insurance Trust - Service Class underlying funds:

MFS International Value;

MFS Investors Growth Stock Series;

MFS Investors Trust Series;

MFS Technology;

MFS Utilities Series.

•	Oppenheimer Variable Account Funds - Service Class underlying funds:

Oppenheimer Main Street Fund®/VA.

•	PIMCO Variable Insurance Trust - Adviser Class underlying funds:

PIMCO VIT CommodityRealReturn® Strategy.

•	Van Eck VIP Trust - S Class underlying funds:

Van Eck VIP Global Hard Assets

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

AXA Equitable understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/s/ Dodie Kent
Dodie Kent

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104